Pre-Tax Effect of Derivative Instruments Designated as Cash Flow, Net Investment and Fair Value Hedges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gains/ (Losses) Recognized in OCI - Effective Portion	$ 1,735	$ 903	$ (175)
Gains/ (Losses) Reclassified from AOCI into Net Income - Effective Portion	(170)	670	607
Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains/ (Losses) Recognized in OCI - Effective Portion	1,750	891	(175)
Gains/ (Losses) Reclassified from AOCI into Net Income - Effective Portion	(154)	676	607
Cash flow hedges | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains/ (Losses) Recognized in OCI - Effective Portion	(15)	12	0
Gains/ (Losses) Reclassified from AOCI into Net Income - Effective Portion	(16)	(6)	0
Net investment hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains/ (Losses) Recognized in OCI - Effective Portion	53	143	(5)
Gains/ (Losses) Reclassified from AOCI into Net Income - Effective Portion	0	0	0
Fair Value Hedges | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains/ (Losses) On Derivative Instruments	39	0	0
Gains/ (Losses) Related to Hedged Items	$ (39)	$ 0	$ 0